SUBSEQUENT EVENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
Directors and Officers (“D&O”) Insurance Financing Agreement
On August 2, 2023, the Company entered into a Premium Finance Security Agreement with First Insurance Funding. Per the terms of the agreement, the Company agreed to finance its D&O insurance premium with a financing charge of $6,886. The total amount due of $254,180 will be paid in 10 monthly installments, with the first installment due August 28, 2023.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as follows:
On January 22, 2023, the Company received a written notice from the Listing Qualifications Department of Nasdaq indicating that the Company was not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for continued listing on the Nasdaq Capital Market. On February 9, 2023, the Company submitted to Nasdaq a plan to regain compliance with Listing Rule 5550(a)(4), pursuant to which the Company’s Chairman, Mr. Blair Garrou, agreed to sell 80,000 of the shares of Class A Common Stock he is deemed to beneficially own through Mercury Houston Partners, LLC and Mercury Affiliates XI, LLC by means of private sales to unaffiliated buyers. After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules. Based on our submission, the Company received a letter on February 27, 2023, in which the Nasdaq staff determined to grant the Company an extension of time to regain compliance with the Listing Rule 5550(a)(4). Under the terms of the extension, the Company must file with the SEC and Nasdaq a public document containing the Company’s current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules on or before March 31, 2023, which the Company has complied with by virtue of filing the beneficial ownership table in the Company’s Annual Report on Form 10-K of which these financial statements form a part.